Note 7 - Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	June 30,	December 31,
	2026	2025
Loan from lessor	$624	$737
EIB Loan	4,687	4,800
Total Borrowings	5,311	5,537
Less: Borrowings, current portion	(190)	(190)
Total Borrowings, non-current portion	$5,121	$5,347